Individual Statements of Cash Flows - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (54,416)	$ (35,825)
Adjustments to reconcile profit (loss)
Depreciation expense - property, plant and equipment		13,179
Expected credit impairment gain
Interest expense	1,536	1,480
Interest income	(1,696)	(6,233)
Changes in operating assets
Financial assets at amortised cost	(399)	(5,235)
Accounts receivable	3,103	808
Inventories	2,445	7,155
Prepayments	(161)	1,485
Other receivables		(21)
Other current assets	14,405	(17,060)
Other non - current assets
Changes in operating liabilities
Current contract liabilities	(10)	78
Accounts payable	135	317
Other payables		323
Other payables to related parties		2,487
Other current liabilities	3	6
Cash outflow generated from operations	(35,055)	(37,056)
Interest received	5,581	6,233
Interest paid	(1,246)	(1,397)
Income tax paid		(288)
Net cash flows used in operating activities	(30,720)	(32,508)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(16,222)	(12,301)
Decrease (increase) in guarantee deposits received		20
Net cash flows used in investing activities	(16,222)	(12,281)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	9,000	8,000
Decrease in short-term loans	(9,000)	(8,000)
Payments of lease liabilities	(10,564)	(4,988)
Repayments of long-term debt	(6,893)	(2,580)
Net cash flows used in financing activities	(17,457)	(7,568)
Net decrease in cash and cash equivalents	(64,399)	(52,357)
Cash and cash equivalents at beginning of period	117,748	202,465
Cash and cash equivalents at end of period	$ 53,349	$ 150,108